Nov. 28, 2018
BLACKROCK FUNDS℠
BlackRock Total Factor Fund
(the “Fund”)

Supplement dated March 13, 2019
to the Fund’s Summary Prospectuses and Prospectuses, each dated November 28, 2018

Effective March 29, 2019, the following change is made to the Fund’s Summary Prospectuses and Prospectuses:

The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Total Factor Fund — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Total Factor Fund — Performance Information” are supplemented as follows:

Effective March 29, 2019, the Fund’s performance benchmarks against which the Fund measures its performance are amended to add the ICE BofAML 3-Month U.S. Treasury Bill Index as an additional benchmark of the Fund. Fund management believes that this change in the Fund’s performance benchmarks more accurately reflects the investment strategies of the Fund. The ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities.

For the one year, five year and since inception (December 27, 2012) periods ended December 31, 2018, the average annual total returns for the ICE BofAML 3-Month U.S. Treasury Bill Index were 1.87%, 0.63% and 0.53%, respectively.